Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Aug. 30, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 30, 2021
Document Effective Date	Aug. 30, 2021
Prospectus Date	Aug. 31, 2021
Applied Finance Core Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	AFALX
Applied Finance Core Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	AFAZX
Applied Finance Explorer Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	AFDVX
Applied Finance Explorer Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	AFDZX
Applied Finance Select Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	AFVLX
Applied Finance Select Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	AFVZX